UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Emerging Markets Debt
Central Fund

Semiannual Report

June 30, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-SANN-0815
1.926208.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.0074%	$ 1,000.00	$ 1,038.60	$ .04
Hypothetical A		$ 1,000.00	$ 1,024.76	$ .04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	9.9	10.5
Argentina	9.4	9.1
Venezuela	7.3	7.7
Turkey	6.4	6.7
Indonesia	6.1	7.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	6.0	6.3
Russian Federation	5.1	4.6
Petroleos Mexicanos	4.5	5.0
Indonesian Republic	4.5	5.4
Argentine Republic	4.3	4.4
	24.4
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Corporate Bonds 31.3%	Corporate Bonds 32.7%
Government Obligations 58.7%	Government Obligations 57.2%
Supranational Obligations 0.1%	Supranational Obligations 0.4%
Preferred Securities 2.1%	Preferred Securities 1.8%
Other Investments 0.6%	Other Investments 0.6%
Short-Term Investments and Net Other Assets (Liabilities) 7.2%	Short-Term Investments and Net Other Assets (Liabilities) 7.3%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.3%
		Principal Amount (d)	Value
Argentina - 2.9%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 486,640	$ 520,705
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		167,049	175,402
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	39,550
Pan American Energy LLC 7.875% 5/7/21 (f)		155,000	158,681
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		765,341	772,995
YPF SA:
8.5% 7/28/25 (f)		325,000	321,750
8.75% 4/4/24 (f)		670,000	680,050
8.875% 12/19/18 (f)		495,000	525,938
TOTAL ARGENTINA			3,195,071
Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	190,395
Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		650,000	611,000
Bangladesh - 0.4%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	404,000
Bermuda - 0.2%
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	193,000
Brazil - 0.1%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	170,188
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,600,000	479,238
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		400,000	366,000
TOTAL BRITISH VIRGIN ISLANDS			845,238
Canada - 0.7%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		945,000	774,900
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			774,900
Cayman Islands - 0.4%
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		505,000	449,884
Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		400,000	413,221
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - continued
Georgia Bank Joint Stock Co.: - continued
7.75% 7/5/17 (Reg. S)		$ 200,000	$ 206,610
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	201,500
TOTAL GEORGIA			821,331
Indonesia - 1.6%
PT Pertamina Persero:
4.3% 5/20/23 (f)		200,000	191,500
4.875% 5/3/22 (f)		200,000	201,750
5.25% 5/23/21 (f)		235,000	243,531
5.625% 5/20/43 (f)		200,000	177,500
5.625% 5/20/43 (Reg. S)		400,000	355,000
6% 5/3/42 (f)		200,000	185,540
6.5% 5/27/41 (f)		400,000	396,520
TOTAL INDONESIA			1,751,341
Ireland - 1.7%
EDC Finance Ltd. 4.875% 4/17/20 (f)		400,000	349,400
MTS International Funding Ltd. 8.625% 6/22/20 (f)		550,000	592,873
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		920,000	923,450
TOTAL IRELAND			1,865,723
Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)		200,000	171,500
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		200,000	166,883
Zhaikmunai International BV 7.125% 11/13/19 (f)		530,000	501,513
TOTAL KAZAKHSTAN			839,896
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	110,942
Luxembourg - 2.3%
EVRAZ Group SA:
6.5% 4/22/20 (f)		400,000	361,800
9.5% 4/24/18 (Reg. S)		650,000	669,312
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		300,000	302,250
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		240,000	247,680
SB Capital SA 5.5% 2/26/24 (f)(h)		650,000	538,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		$ 200,000	$ 173,000
7.75% 1/27/18		200,000	194,860
TOTAL LUXEMBOURG			2,487,029
Malaysia - 0.4%
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (f)		240,000	238,601
Petronas Capital Ltd. 3.5% 3/18/25 (f)		200,000	197,859
TOTAL MALAYSIA			436,460
Mexico - 6.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	396,183
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		200,000	210,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		920,000	982,100
6.625% 6/15/38		25,000	26,375
Petroleos Mexicanos:
3.5% 1/30/23		310,000	294,097
4.875% 1/24/22		260,000	270,366
4.875% 1/18/24		190,000	194,750
5.5% 1/21/21		255,000	276,548
5.5% 6/27/44 (f)		210,000	193,200
5.5% 6/27/44		540,000	496,800
5.625% 1/23/46 (f)		165,000	154,061
6.375% 1/23/45		830,000	851,788
6.5% 6/2/41		735,000	764,400
6.625% (f)(g)		1,380,000	1,374,825
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	619,440
TOTAL MEXICO			7,104,933
Netherlands - 3.5%
GTB Finance BV 6% 11/8/18 (f)		800,000	758,800
HSBK BV:
7.25% 5/3/17 (f)		500,000	516,250
7.25% 5/3/17 (Reg. S)		100,000	103,250
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		150,000	154,500
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	138,750
Metinvest BV 10.5% 11/28/17 (f)		993,000	570,975
Nord Gold NV 6.375% 5/7/18 (f)		400,000	396,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		430,000	403,125
Petrobras Global Finance BV:
2.4153% 1/15/19 (h)		70,000	64,715
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Petrobras Global Finance BV: - continued
3% 1/15/19		$ 175,000	$ 161,728
6.85% 6/5/15		325,000	266,617
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	5,000,000	83,030
9% 2/13/18 (Reg S.)	RUB	7,000,000	116,242
TOTAL NETHERLANDS			3,733,982
Nigeria - 0.6%
Zenith Bank PLC 6.25% 4/22/19 (f)		700,000	671,125
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (f)		375,000	388,388
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)(h)		485,000	509,315
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		270,000	263,588
Turkey - 0.4%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		400,000	405,520
United Kingdom - 0.7%
Afren PLC:
6.625% 12/9/20 (c)(f)		400,000	176,000
10.25% 4/8/19 (Reg. S) (c)		600,000	264,000
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		450,000	375,750
TOTAL UNITED KINGDOM			815,750
United States of America - 0.4%
Southern Copper Corp. 7.5% 7/27/35		350,000	391,979
Venezuela - 4.0%
Petroleos de Venezuela SA:
5.375% 4/12/27		150,000	51,375
5.5% 4/12/37		165,000	56,595
6% 11/15/26 (f)		390,000	137,475
8.5% 11/2/17 (f)		4,410,000	3,031,875
8.5% 11/2/17 (Reg. S)		240,000	165,000
9% 11/17/21 (Reg. S)		240,000	97,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (f)		$ 1,170,000	$ 473,265
12.75% 2/17/22 (f)		695,000	342,983
TOTAL VENEZUELA			4,356,368
TOTAL NONCONVERTIBLE BONDS (Cost $36,671,830)			33,787,346
Government Obligations - 58.7%

Argentina - 6.5%
Argentine Republic:
7% 10/3/15		915,000	910,883
7% 4/17/17		3,835,000	3,686,270
Buenos Aires Province:
9.375% 9/14/18 (f)		100,000	98,250
9.95% 6/9/21		240,000	234,600
10.875% 1/26/21 (Reg. S)		850,000	854,250
City of Buenos Aires:
8.95% 2/19/21 (f)		405,000	413,100
9.95% 3/1/17 (f)		300,000	310,500
Provincia de Cordoba 12.375% 8/17/17 (f)		450,000	459,000
TOTAL ARGENTINA			6,966,853
Armenia - 0.5%
Republic of Armenia:
6% 9/30/20 (f)		400,000	390,760
7.15% 3/26/25 (f)		200,000	198,000
TOTAL ARMENIA			588,760
Belarus - 2.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,385,000	1,369,073
8.95% 1/26/18		1,310,000	1,250,068
TOTAL BELARUS			2,619,141
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (f)		200,000	212,000
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - 3.3%
Brazilian Federative Republic:
4.25% 1/7/25		$ 200,000	$ 193,100
5.625% 1/7/41		965,000	921,575
7.125% 1/20/37		940,000	1,062,200
8.25% 1/20/34		910,000	1,130,675
10% 1/1/17	BRL	765,000	233,776
TOTAL BRAZIL			3,541,326
Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	541,000,000	187,621
5% 6/15/45		200,000	185,000
5.625% 2/26/44		200,000	202,500
6.125% 1/18/41		415,000	449,238
7.375% 9/18/37		275,000	338,938
10.375% 1/28/33		525,000	789,075
TOTAL COLOMBIA			2,152,372
Congo - 0.9%
Congo Republic 4% 6/30/29		1,075,020	954,618
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (f)		200,000	184,600
7% 4/4/44 (f)		400,000	387,000
TOTAL COSTA RICA			571,600
Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (f)		200,000	205,626
6% 1/26/24 (f)		400,000	422,901
6.375% 3/24/21 (f)		250,000	269,688
6.625% 7/14/20 (f)		175,000	191,378
6.75% 11/5/19 (f)		300,000	330,186
TOTAL CROATIA			1,419,779
Dominican Republic - 2.0%
Dominican Republic:
1.25% 8/30/24 (h)		500,000	485,250
5.5% 1/27/25 (f)		280,000	280,700
5.875% 4/18/24 (f)		150,000	155,625
6.85% 1/27/45 (f)		355,000	362,100
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (f)		$ 455,000	$ 497,088
7.5% 5/6/21 (f)		325,000	364,813
TOTAL DOMINICAN REPUBLIC			2,145,576
Egypt - 0.3%
Arab Republic 5.875% 6/11/25 (f)		320,000	312,480
El Salvador - 0.4%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		275,000	276,375
8.25% 4/10/32 (Reg. S)		100,000	109,250
TOTAL EL SALVADOR			385,625
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (f)		200,000	216,000
Hungary - 0.8%
Hungarian Republic:
5.375% 3/25/24		116,000	125,715
5.75% 11/22/23		231,000	255,833
7.625% 3/29/41		392,000	519,455
TOTAL HUNGARY			901,003
Iceland - 0.1%
Republic of Iceland 5.875% 5/11/22 (f)		120,000	135,496
Indonesia - 3.9%
Indonesian Republic:
3.375% 4/15/23 (f)		200,000	188,500
4.875% 5/5/21 (f)		300,000	318,390
5.25% 1/17/42 (f)		200,000	192,250
5.375% 10/17/23		200,000	215,250
5.875% 3/13/20 (f)		190,000	211,375
6.625% 2/17/37 (f)		375,000	423,750
6.75% 1/15/44 (f)		400,000	464,000
7.75% 1/17/38 (f)		855,000	1,089,099
7.875% 4/15/19	IDR	2,013,000,000	149,665
8.5% 10/12/35 (Reg. S)		675,000	911,250
TOTAL INDONESIA			4,163,529
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	849,030
Government Obligations - continued
		Principal Amount (d)	Value
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		$ 1,025,000	$ 961,143
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		395,000	392,038
4.75% 11/2/16		155,000	155,676
5.15% 11/12/18		250,000	251,563
5.45% 11/28/19		330,000	332,063
6.375% 3/9/20		230,000	238,913
TOTAL LEBANON			1,370,253
Mexico - 3.3%
United Mexican States:
4.6% 1/23/46		200,000	185,000
4.75% 3/8/44		754,000	716,300
5.55% 1/21/45		150,000	159,563
6.05% 1/11/40		876,000	994,260
6.5% 6/10/21	MXN	2,360,000	156,351
6.75% 9/27/34		610,000	765,550
7.5% 4/8/33		230,000	309,350
8.3% 8/15/31		170,000	250,325
TOTAL MEXICO			3,536,699
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	204,000
Nigeria - 0.2%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		250	30,464
Republic of Nigeria 5.125% 7/12/18 (f)		200,000	200,750
TOTAL NIGERIA			231,214
Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		575,000	590,094
7.25% 4/15/19 (f)		640,000	670,806
8.25% 4/15/24 (f)		200,000	217,500
TOTAL PAKISTAN			1,478,400
Panama - 0.5%
Panamanian Republic:
6.7% 1/26/36		150,000	185,250
Government Obligations - continued
		Principal Amount (d)	Value
Panama - continued
Panamanian Republic: - continued
8.875% 9/30/27		$ 100,000	$ 141,500
9.375% 4/1/29		170,000	251,600
TOTAL PANAMA			578,350
Peru - 0.7%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
8.75% 11/21/33		235,000	354,850
TOTAL PERU			734,850
Philippines - 1.2%
Philippine Republic:
7.75% 1/14/31		370,000	533,725
9.5% 2/2/30		290,000	469,438
10.625% 3/16/25		200,000	319,250
TOTAL PHILIPPINES			1,322,413
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (f)		258,000	264,424
6.125% 1/22/44 (f)		228,000	255,816
6.75% 2/7/22 (f)		254,000	296,545
TOTAL ROMANIA			816,785
Russia - 5.1%
Russian Federation:
4.875% 9/16/23 (f)		600,000	593,400
5% 4/29/20 (f)		300,000	307,890
5.875% 9/16/43 (f)		1,000,000	963,240
7.5% 3/31/30 (Reg. S)		1,125,000	1,317,924
12.75% 6/24/28 (Reg. S)		1,505,000	2,356,589
TOTAL RUSSIA			5,539,043
Serbia - 1.1%
Republic of Serbia:
5.25% 11/21/17 (f)		400,000	413,240
5.875% 12/3/18 (f)		200,000	210,250
6.75% 11/1/24 (f)		301,669	306,647
Government Obligations - continued
		Principal Amount (d)	Value
Serbia - continued
Republic of Serbia: - continued
6.75% 11/1/24 (Reg. S)		$ 81,532	$ 82,877
7.25% 9/28/21 (f)		200,000	224,000
TOTAL SERBIA			1,237,014
South Africa - 0.2%
South African Republic 5.875% 9/16/25		200,000	221,569
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		200,000	199,000
5.875% 7/25/22 (f)		200,000	196,500
6.25% 10/4/20 (f)		275,000	281,545
6.25% 7/27/21 (f)		250,000	253,438
TOTAL SRI LANKA			930,483
Turkey - 6.0%
Turkish Republic:
3.25% 3/23/23		200,000	186,000
4.875% 4/16/43		200,000	181,992
5.125% 3/25/22		220,000	230,450
5.625% 3/30/21		425,000	458,108
6.25% 9/26/22		405,000	450,538
6.75% 4/3/18		350,000	385,957
6.75% 5/30/40		400,000	460,000
6.875% 3/17/36		795,000	922,200
7% 3/11/19		200,000	224,780
7.25% 3/5/38		545,000	659,861
7.375% 2/5/25		750,000	900,000
7.5% 11/7/19		630,000	726,390
8% 2/14/34		140,000	180,530
11.875% 1/15/30		315,000	529,736
TOTAL TURKEY			6,496,542
Ukraine - 0.9%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		200,000	97,501
Ukraine Government:
7.75% 9/23/20 (f)		240,000	118,200
7.8% 11/28/22 (f)		600,000	309,000
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 2/23/21 (f)		$ 200,000	$ 104,000
9.25% 7/24/17 (f)		725,000	348,725
TOTAL UKRAINE			977,426
United States of America - 3.0%
U.S. Treasury Bonds 2.5% 2/15/45		1,222,000	1,070,396
U.S. Treasury Notes 1.375% 4/30/20		2,141,000	2,115,743
TOTAL UNITED STATES OF AMERICA			3,186,139
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		505,000	677,962
Venezuela - 3.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	58,000
5.75% 2/26/16 (Reg S.)		2,175,000	1,797,094
9% 5/7/23 (Reg. S)		400,000	155,000
9.25% 9/15/27		310,000	130,975
9.25% 5/7/28 (Reg. S)		350,000	133,875
9.375% 1/13/34		270,000	105,300
11.75% 10/21/26 (Reg. S)		460,000	197,800
11.95% 8/5/31 (Reg. S)		1,495,000	639,113
12.75% 8/23/22		715,000	330,688
13.625% 8/15/18		95,000	67,450
TOTAL VENEZUELA			3,615,295
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.2139% 3/12/16 (h)		73,913	72,897
4% 3/12/28 (e)		1,008,333	983,125
TOTAL VIETNAM			1,056,022
TOTAL GOVERNMENT OBLIGATIONS (Cost $64,466,253)			63,306,790
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $163,249)	INR	10,500,000	164,600
Sovereign Loan Participations - 0.6%
		Principal Amount (d)	Value
Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.25% 12/14/19 (h)		$ 500,000	$ 490,000
Mizuho 1.25% 12/14/19 (h)		139,655	136,862
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $618,763)			626,862
Preferred Securities - 2.1%

Brazil - 0.7%
Cosan Overseas Ltd. 8.25% (g)		360,000	362,798
Globo Comunicacao e Participacoes SA 6.25% (e)(f)(g)		400,000	404,445
TOTAL BRAZIL			767,243
British Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	166,103
Cayman Islands - 1.2%
Banco Do Brasil SA 9% (f)(g)(h)		200,000	181,079
CSN Islands XII Corp. 7% (Reg. S) (g)		450,000	302,185
Odebrecht Finance Ltd. 7.5% (f)(g)		1,050,000	833,145
TOTAL CAYMAN ISLANDS			1,316,409
TOTAL PREFERRED SECURITIES (Cost $2,622,203)			2,249,755
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $5,817,733)	5,817,733	5,817,733
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $110,360,031)		105,953,086
NET OTHER ASSETS (LIABILITIES) - 1.8%		1,918,091
NET ASSETS - 100%		$ 107,871,177
Currency Abbreviations
BRL	-	Brazilian real
COP	-	Colombian peso
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,736,846 or 38.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,990
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 33,787,346	$ -	$ 33,787,346	$ -
Government Obligations	63,306,790	-	62,795,893	510,897
Supranational Obligations	164,600	-	164,600	-
Sovereign Loan Participations	626,862	-	-	626,862
Preferred Securities	2,249,755	-	2,249,755	-
Money Market Funds	5,817,733	5,817,733	-	-
Total Investments in Securities:	$ 105,953,086	$ 5,817,733	$ 98,997,594	$ 1,137,759
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Government Obligations
Beginning Balance	$ 1,816,121
Net Realized Gain (Loss) on Investment Securities	(3,669)
Net Unrealized Gain (Loss) on Investment Securities	11,529
Cost of Purchases	-
Proceeds of Sales	(314,481)
Amortization/Accretion	2,397
Transfers into Level 3	-
Transfers out of Level 3	(1,001,000)
Ending Balance	$ 510,897
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 6,698
Investments in Securities - continued
Other Investments in Securities
Beginning Balance	$ 755,534
Net Realized Gain (Loss) on Investment Securities	879
Net Unrealized Gain (Loss) on Investment Securities	5,684
Cost of Purchases	-
Proceeds of Sales	(26,652)
Amortization/Accretion	2,299
Transfers into Level 3	-
Transfers out of Level 3	(110,882)
Ending Balance	$ 626,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 5,684

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	10.4%
BBB	22.5%
BB	20.4%
B	10.6%
CCC,CC,C	15.6%
D	0.4%
Not Rated	9.9%
Equities	0.0%
Short-Term Investments and Net Other Assets	7.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $104,542,298)	$ 100,135,353
Fidelity Central Funds (cost $5,817,733)	5,817,733
Total Investments (cost $110,360,031)		$ 105,953,086
Cash		444,701
Receivable for investments sold		354,679
Receivable for fund shares sold		8,116
Interest receivable		1,860,183
Distributions receivable from Fidelity Central Funds		667
Total assets		108,621,432

Liabilities
Payable for investments purchased	$ 670,718
Payable for fund shares redeemed	75,899
Other payables and accrued expenses	3,638
Total liabilities		750,255

Net Assets		$ 107,871,177
Net Assets consist of:
Paid in capital		$ 112,975,958
Undistributed net investment income		1,549,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,245,097)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,408,783)
Net Assets, for 11,332,805 shares outstanding		$ 107,871,177
Net Asset Value, offering price and redemption price per share ($107,871,177 ÷ 11,332,805 shares)		$ 9.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 110,448
Interest		3,923,490
Income from Fidelity Central Funds		3,990
Total income		4,037,928

Expenses
Custodian fees and expenses	$ 3,897
Independent trustees' compensation	221
Total expenses before reductions	4,118
Expense reductions	(250)	3,868
Net investment income (loss)		4,034,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,677,345)
Foreign currency transactions	(13,635)
Total net realized gain (loss)		(1,690,980)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,716,045
Assets and liabilities in foreign currencies	6,877
Total change in net unrealized appreciation (depreciation)		1,722,922
Net gain (loss)		31,942
Net increase (decrease) in net assets resulting from operations		$ 4,066,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,034,060	$ 7,452,357
Net realized gain (loss)	(1,690,980)	(505,863)
Change in net unrealized appreciation (depreciation)	1,722,922	(6,174,115)
Net increase (decrease) in net assets resulting from operations	4,066,002	772,379
Distributions to shareholders from net investment income	(3,491,842)	(6,622,037)
Distributions to shareholders from net realized gain	-	(496,491)
Total distributions	(3,491,842)	(7,118,528)
Share transactions
Proceeds from sales of shares	2,540,881	49,666,316
Reinvestment of distributions	3,491,841	7,082,301
Cost of shares redeemed	(2,860,389)	(22,517,501)
Net increase (decrease) in net assets resulting from share transactions	3,172,333	34,231,116
Total increase (decrease) in net assets	3,746,493	27,884,967

Net Assets
Beginning of period	104,124,684	76,239,717
End of period (including undistributed net investment income of $1,549,099 and undistributed net investment income of $1,006,881, respectively)	$ 107,871,177	$ 104,124,684
Other Information Shares
Sold	266,222	4,887,263
Issued in reinvestment of distributions	364,698	702,089
Redeemed	(298,968)	(2,256,244)
Net increase (decrease)	331,952	3,333,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.94	$ 11.21	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.361	.702	.711	.743	.526
Net realized and unrealized gain (loss)	.002	(.501)	(1.070)	1.287	(.017)
Total from investment operations	.363	.201	(.359)	2.030	.509
Distributions from net investment income	(.313)	(.627)	(.650)	(.680)	(.489)
Distributions from net realized gain	-	(.044)	(.261)	(.120)	(.040)
Total distributions	(.313)	(.671)	(.911)	(.800)	(.529)
Net asset value, end of period	$ 9.52	$ 9.47	$ 9.94	$ 11.21	$ 9.98
Total ReturnB, C	3.86%	1.81%	(3.22)%	20.99%	5.18%
Ratios to Average Net AssetsE, H
Expenses before reductions	.01%A	.01%	.02%	.01%	.02%A
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.01%	.02%A
Expenses net of all reductions	.01%A	.01%	.01%	.01%	.02%A
Net investment income (loss)	7.62%A	6.96%	6.69%	6.99%	6.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,871	$ 104,125	$ 76,240	$ 114,200	$ 111,537
Portfolio turnover rate F	38%A	42%	35%	49%	55%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, foreign currency transactions, capital loss carryforward and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,422,777
Gross unrealized depreciation	(6,688,452)
Net unrealized appreciation (depreciation) on securities	$ (3,265,675)

Tax cost	$ 109,218,761

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (394,410)
Long-term	(127,683)
Total capital loss carryforward	$ (522,093)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,357,802 and $16,098,424, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $221.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other - continued

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015